Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 8.7%
Digital Realty Trust, Inc.	1,938,124	332,427,029
Equinix, Inc.	405,900	360,772,038
		693,199,067

Diversified REITs 2.1%
Alexander & Baldwin, Inc.	444,563	7,962,123
American Assets Trust, Inc.	289,439	5,771,414
Armada Hoffler Properties, Inc.	488,433	3,399,494
Broadstone Net Lease, Inc.	1,155,679	18,386,853
CTO Realty Growth, Inc.	162,540	2,993,987
Essential Properties Realty Trust, Inc.	1,149,031	37,343,507
Global Net Lease, Inc.	1,211,659	9,402,474
WP Carey, Inc.	1,340,403	84,123,692
		169,383,544

Health Care REITs 14.1%
Alexandria Real Estate Equities, Inc.	943,535	66,226,722
American Healthcare REIT, Inc.	937,908	32,770,506
CareTrust REIT, Inc.	1,149,378	33,056,111
Community Healthcare Trust, Inc.	153,300	2,504,922
Global Medical REIT, Inc.	382,451	2,432,388
Healthcare Realty Trust, Inc.	2,170,593	31,473,598
Healthpeak Properties, Inc.	4,284,705	74,596,714
LTC Properties, Inc.	276,745	9,794,006
Medical Properties Trust, Inc. (a)	3,679,575	16,815,658
National Health Investors, Inc.	278,240	20,175,182
Omega Healthcare Investors, Inc.	1,726,203	63,869,511
Sabra Health Care REIT, Inc.	1,448,815	25,325,286
Sila Realty Trust, Inc.	336,625	8,388,695
Ventas, Inc.	2,677,399	172,103,208
Welltower, Inc.	3,633,232	560,535,033
		1,120,067,540

Hotel & Resort REITs 2.2%
Apple Hospitality REIT, Inc.	1,364,972	15,820,025
DiamondRock Hospitality Co.	1,270,161	9,704,030
Host Hotels & Resorts, Inc.	4,281,432	66,319,382
Park Hotels & Resorts, Inc.	1,263,513	13,089,995
Pebblebrook Hotel Trust	733,381	6,732,438
RLJ Lodging Trust	929,620	6,786,226
Ryman Hospitality Properties, Inc.	367,025	35,641,798
Service Properties Trust	1,017,820	2,361,342
Summit Hotel Properties, Inc.	665,646	2,915,529
Sunstone Hotel Investors, Inc.	1,231,506	11,034,294
Xenia Hotels & Resorts, Inc.	623,577	7,626,347
		178,031,406

Industrial REITs 11.2%
Americold Realty Trust, Inc.	1,602,815	26,558,645
EastGroup Properties, Inc.	318,110	53,935,550
First Industrial Realty Trust, Inc.	811,126	40,093,958
Innovative Industrial Properties, Inc.	173,190	9,563,552
Lineage, Inc.	363,889	15,534,421
SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	1,809,732	15,527,501
Plymouth Industrial REIT, Inc.	241,884	3,918,521
Prologis, Inc.	5,527,366	600,271,948
Rexford Industrial Realty, Inc.	1,393,797	49,117,406
STAG Industrial, Inc.	1,143,042	40,669,434
Terreno Realty Corp.	610,766	34,459,418
		889,650,354

Multi-Family Residential REITs 9.6%
Apartment Investment & Management Co., Class A	796,690	6,357,586
AvalonBay Communities, Inc.	870,125	179,915,746
Camden Property Trust	653,392	76,767,026
Centerspace	101,405	6,464,569
Elme Communities	538,102	8,641,918
Equity Residential	2,093,062	146,807,369
Essex Property Trust, Inc.	393,608	111,745,311
Independence Realty Trust, Inc.	1,410,693	26,224,783
Mid-America Apartment Communities, Inc.	715,985	112,159,050
NexPoint Residential Trust, Inc.	135,099	4,593,366
UDR, Inc.	1,844,054	76,399,157
Veris Residential, Inc.	494,522	7,516,735
		763,592,616

Office REITs 3.4%
Brandywine Realty Trust	1,057,757	4,474,312
BXP, Inc.	891,284	60,010,152
COPT Defense Properties	689,190	18,918,266
Cousins Properties, Inc.	1,027,569	28,843,862
Douglas Emmett, Inc.	1,024,520	14,578,920
Easterly Government Properties, Inc.	243,754	5,296,774
Empire State Realty Trust, Inc., Class A	833,270	6,382,848
Highwoods Properties, Inc.	659,409	19,584,447
Hudson Pacific Properties, Inc.	863,149	1,605,457
JBG SMITH Properties	516,923	8,839,383
Kilroy Realty Corp.	651,352	20,973,534
NET Lease Office Properties *	90,187	2,814,736
Paramount Group, Inc.	1,117,542	6,761,129
Piedmont Office Realty Trust, Inc., Class A	758,333	5,399,331
SL Green Realty Corp.	428,754	24,340,365
Vornado Realty Trust	1,017,312	38,322,143
		267,145,659

Other Specialized REITs 7.8%
EPR Properties	463,785	25,828,187
Farmland Partners, Inc.	262,092	2,966,881
Four Corners Property Trust, Inc.	612,739	16,917,724
Gaming & Leisure Properties, Inc.	1,680,606	78,484,300
Iron Mountain, Inc.	1,799,094	177,588,569
Lamar Advertising Co., Class A	538,603	64,923,205
Millrose Properties, Inc., Class A	736,822	20,535,229
Outfront Media, Inc.	843,246	13,930,424
Safehold, Inc.	279,613	4,213,768

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Uniti Group, Inc.	1,495,621	6,431,170
VICI Properties, Inc.	6,456,632	204,739,801
		616,559,258

Retail REITs 14.3%
Acadia Realty Trust	732,113	14,100,496
Agree Realty Corp.	655,564	49,363,969
Brixmor Property Group, Inc.	1,873,951	47,617,095
Curbline Properties Corp.	578,635	13,129,228
Federal Realty Investment Trust	472,298	45,095,013
Getty Realty Corp.	309,553	9,057,521
InvenTrust Properties Corp.	474,144	13,318,705
Kimco Realty Corp.	4,161,784	88,479,528
Kite Realty Group Trust	1,346,218	29,778,342
Macerich Co.	1,522,038	24,626,575
NETSTREIT Corp.	498,980	8,033,578
NNN REIT, Inc.	1,148,819	47,974,682
Phillips Edison & Co., Inc.	766,107	27,166,154
Realty Income Corp.	5,360,507	303,511,906
Regency Centers Corp.	999,727	72,130,303
Simon Property Group, Inc.	1,878,437	306,316,722
SITE Centers Corp.	288,860	3,443,211
Tanger, Inc.	678,018	20,204,936
Urban Edge Properties	767,710	13,941,614
		1,137,289,578

Self Storage REITs 7.2%
CubeSmart	1,385,139	59,228,544
Extra Space Storage, Inc.	1,298,347	196,245,149
National Storage Affiliates Trust	430,026	14,792,894
Public Storage	965,257	297,694,911
		567,961,498

Single-Family Residential REITs 4.6%
American Homes 4 Rent, Class A	1,942,978	73,541,717
Equity LifeStyle Properties, Inc.	1,170,177	74,388,152
Invitation Homes, Inc.	3,489,453	117,594,566
Sun Communities, Inc.	733,424	90,533,859
UMH Properties, Inc.	448,813	7,535,570
		363,593,864

Telecom Tower REITs 12.8%
American Tower Corp.	2,786,694	598,163,867
Crown Castle, Inc.	2,661,832	267,114,841
SBA Communications Corp.	658,557	152,712,783
		1,017,991,491

SECURITY	NUMBER OF SHARES	VALUE ($)
Timber REITs 1.9%
PotlatchDeltic Corp.	439,355	17,284,226
Rayonier, Inc.	860,925	20,403,922
Weyerhaeuser Co.	4,444,046	115,145,232
		152,833,380
Total Common Stocks (Cost $7,907,781,418)		7,937,299,255

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (b)	3,886,465	3,886,465
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (b)(c)	9,326,692	9,326,692
		13,213,157
Total Short-Term Investments (Cost $13,213,157)		13,213,157
Total Investments in Securities (Cost $7,920,994,575)		7,950,512,412

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/20/25	248	8,952,800	61,516

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,973,259.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$7,937,299,255	$—	$—	$7,937,299,255
Short-Term Investments[1]	13,213,157	—	—	13,213,157
Futures Contracts[2]	61,516	—	—	61,516
Total	$7,950,573,928	$—	$—	$7,950,573,928

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of May 31, 2025, are disclosed in the fund’s Portfolio Holdings.
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